Schedule of Investments ─ NYLI MacKay Muni Allocation ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 99.5%

Corporate Bond — 1.9%
Wildflower Improvement Association
6.625%, due 3/1/31
(Cost $483,769)	$487,424	$482,843

Municipal Bonds — 97.6%

Alabama — 4.2%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Revenue Bonds
5.750%, due 6/1/45	20,000	19,242
Black Belt Energy Gas District, Revenue Bonds
Series B
5.000%, due 12/1/34	1,000,000	1,087,078
		1,106,320
Arizona — 3.8%
Arizona Industrial Development Authority, Revenue Bonds
Series A
5.250%, due 11/1/53	1,000,000	1,018,750

California — 13.1%
California Municipal Finance Authority, Revenue Bonds
Series B
7.000%, due 6/1/26	90,000	89,978
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 7/1/44	1,000,000	1,085,933
Natomas Unified School District, General Obligation Bonds
Insured: AG
0.050%, due 8/1/28	1,350,000	1,233,490
Northern California Energy Authority, Revenue Bonds
5.000%, due 12/1/54(a)(b)	1,000,000	1,074,857
		3,484,258
Colorado — 8.9%
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/49	1,000,000	854,719
Denver City & County Housing Authority, Revenue Bonds
Series A
5.000%, due 12/1/45	1,000,000	1,008,867
Granary Metropolitan District No 9 Special Assessment District No 1, Special Assessment
5.450%, due 12/1/44	250,000	251,396
Legacy Community Authority, Revenue Bonds
Series A
6.750%, due 12/1/55	250,000	253,334
		2,368,316

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut — 1.9%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.500%, due 7/1/55	$475,000	$507,765

Delaware — 1.9%
Town of Bridgeville DE, Special Tax
5.625%, due 7/1/53	500,000	503,143

Georgia — 9.7%
Georgia Housing & Finance Authority, Revenue Bonds
Series A
3.050%, due 12/1/40	1,000,000	907,411
Griffin-Spalding County Hospital Authority, Revenue Bonds
Series AG Insured: AG-CR
3.750%, due 4/1/47	680,000	587,579
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	1,000,000	1,079,251
		2,574,241
Illinois — 17.0%
Chicago Board of Education, General Obligation Bonds
Series 1 Insured: NATL
3.400%, due 12/1/27(c)	680,000	639,249
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
6.000%, due 4/1/46	1,250,000	1,266,803
Chicago O'Hare International Airport, Revenue Bonds
Series E
5.500%, due 1/1/48	1,000,000	1,057,130
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/43	500,000	501,471
Illinois State Toll Highway Authority, Revenue Bonds
Series B
5.000%, due 1/1/37	1,040,000	1,041,633
		4,506,286
Maryland — 2.3%
County of Frederick MD, Tax Allocation
3.250%, due 7/1/29	620,000	612,739

New Hampshire — 3.7%
New Hampshire Business Finance Authority, Revenue Bonds
Series 1
4.218%, due 11/20/42(a)(b)	995,751	978,884

Schedule of Investments ─ NYLI MacKay Muni Allocation ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey — 1.8%
South Orange & Maplewood School District, General Obligation Bonds
Insured: SCH BD RES FD
2.000%, due 11/1/31	$500,000	$467,324

New York — 2.2%
Metropolitan Transportation Authority, Revenue Bonds
Series A1
3.500%, due 11/15/41	685,000	597,429

North Carolina — 1.9%
North Carolina Medical Care Commission, Revenue Bonds
3.450%, due 11/1/30	500,000	501,874

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
3.000%, due 6/1/48	500,000	352,945
Series B2
5.000%, due 6/1/55	500,000	411,213
		764,158
Puerto Rico — 4.8%
Commonwealth of Puerto Rico, Notes
5.410%, due 11/1/51(a)(b)(c)	41,798	27,796
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.500%, due 8/20/40	444,000	435,181
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A1
5.260%, due 7/1/46(c)	2,000,000	692,963
5.480%, due 7/1/51(c)	515,000	130,454
		1,286,394
South Carolina — 4.3%
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/46	1,095,000	1,139,576

Texas — 9.9%
City of Cedar Park TX, General Obligation Bonds
1.250%, due 2/15/33	700,000	590,738
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/35	1,000,000	864,100
City of North Richland Hills TX, Special Assessment
5.250%, due 9/1/40	200,000	201,828
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
4.000%, due 11/1/55	275,000	224,470
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
5.250%, due 12/31/36	170,000	180,808

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
West Williamson County Municipal Utility District No 2, General Obligation Bonds
Insured: BAM
2.250%, due 9/1/39	$735,000	$565,241
		2,627,185
Washington — 1.8%
Washington Health Care Facilities Authority, Revenue Bonds
4.000%, due 7/1/42	500,000	470,009

Wisconsin — 1.5%
Wisconsin Center District, Revenue Bonds
Series C Insured: AG
4.710%, due 12/15/45(c)	1,000,000	396,441

Total Municipal Bonds
(Cost $25,677,821)		25,911,092

	Shares	Value
Short-Term Investment — 3.8%

Money Market Fund — 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(d)
(Cost $1,020,646)	1,020,646	1,020,646

Total Investments — 103.3% (Cost $27,182,236)		27,414,581
Other Assets and Liabilities, Net — (3.3)%		(870,083)
Net Assets — 100.0%		$26,544,498

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 1-day yield at January 31, 2026.

Abbreviations
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
NATL	- National Public Finance Guarantee Corp.
SCH BD RES FD	- School Board Resolution Fund

Schedule of Investments ─ NYLI MacKay Muni Allocation ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bond	$—	$482,843	$—	$482,843
Municipal Bonds	—	25,911,092	—	25,911,092
Short-Term Investment:
Money Market Fund	1,020,646	—	—	1,020,646
Total Investments in Securities	$1,020,646	$26,393,935	$—	$27,414,581

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.